Note 10 - Financial assets and liabilities held for trading	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities held for trading
Financial Assets and Liabilities held for trading

10. Financial assets and liabilities held for trading

10.1 Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial Assets and Liabilities Held-for-Trading (Millions of euros)
	Notes	2018	2017	2016
ASSETS
Derivatives		30,536	35,265	42,955
Debt securities	7.3.2	25,577	22,573	27,166
Loans and advances	7.3.2	28,750	56	154
Equity instruments	7.3.2	5,254	6,801	4,675
Total Assets		90,117	64,695	74,950
LIABILITIES
Derivatives		31,815	36,169	43,118
Short positions		11,025	10,013	11,556
Deposits		37,934
Total Liabilities		80,774	46,182	54,675

As of December 31, 2018 “Short positions” include €10,255 million held with General governments.

10.2 Debt securities

The breakdown by type of issuer of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Financial Assets Held-for-Trading. Debt securities by issuer (Millions of euros)
	2018	2017	2016
Issued by Central Banks	1,001	1,371	544
Issued by public administrations	22,950	19,344	23,621
Issued by financial institutions	790	816	1,652
Other debt securities	836	1,041	1,349
Total	25,577	22,573	27,166

10.3 Loans and advances

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Financial Assets Held-for-Trading. Loans and advances (Millions of euros)
	Notes	2018	2017	2016
Loans and advances to central banks		2,163	-	-
Reverse repurchase agreements	35	2,163	-	-
Loans and advances to credit institutions		14,566	-	-
Reverse repurchase agreements	35	13,305	-	-
Loans and advances to customers		12,021	56	154
Reverse repurchase agreements	35	11,794	-	-
Total		28,750	56	154

10.4 Equity instruments

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Financial Assets Held-for-Trading. Equity instruments by Issuer (Millions of euros)
	2018	2017	2016
Shares of Spanish companies
Credit institutions	576	617	781
Other sectors	536	603	956
Subtotal	1,112	1,220	1,737
Shares of foreign companies
Credit institutions	304	345	220
Other sectors	3,838	5,236	2,718
Subtotal	4,142	5,581	2,939
Total	5,254	6,801	4,675

10.5 Deposits

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Financial Liabilities Held-for-Trading. Deposits (Millions of euros)
	Notes	2018	2017	2016
Deposits from central banks (*)		10,511
Repurchase agreement	35	10,511
Deposits from credit institutions (*)		15,687
Repurchase agreement	35	14,839
Deposits from customers (*)		11,736
Repurchase agreement	35	11,466
Total		37,934

10.6 Derivatives

The derivatives portfolio arises from the Group’s need to manage the risks it is exposed to in the normal course of business and also to market products amongst the Group’s customers. As of December 31, 2018, 2017 and 2016, trading derivatives were mainly contracted in over-the-counter (OTC) markets, with counterparties, consisting primarily of foreign credit institutions, and are related to foreign-exchange, interest-rate and equity risk.

Below is a breakdown of the net positions by transaction type of the fair value and notional amounts of derivatives recognized in the accompanying consolidated balance sheets, divided into organized and OTC markets:

Derivatives by type of risk / by product or by type of market - December 2018 (Millions of Euros)
	Assets	Liabilities	Notional amount - Total
Interest rate	19,147	18,769	2,929,371
OTC options	1,940	2,413	207,107
OTC other	17,206	16,356	2,702,909
Organized market options	-	-	6,092
Organized market other	-	-	13,263
Equity	2,799	2,956	114,184
OTC options	400	341	32,906
OTC other	230	123	6,693
Organized market options	2,168	2,492	72,062
Organized market other	-	-	2,524
Foreign exchange and gold	8,355	9,693	432,283
OTC options	226	309	21,293
OTC other	8,118	9,329	405,659
Organized market options	-	1	45
Organized market other	11	54	5,286
Credit	232	393	25,452
Credit default swap	228	248	22,791
Credit spread option	2	-	500
Total return swap	2	145	2,161
Commodities	3	3	67
DERIVATIVES	30,536	31,815	3,501,358
of which: OTC - credit institutions	16,979	18,729	897,384
of which: OTC - other financial corporations	7,372	7,758	2,355,784
of which: OTC - other	4,005	2,780	148,917

Derivatives by type of risk / by product or by type of market - December 2017 (Millions of Euros)
	Assets	Liabilities	Notional amount - Total
Interest rate	22,606	22,546	2,152,490
OTC options	2,429	2,581	212,554
OTC other	20,177	19,965	1,916,920
Organized market options	-	-	600
Organized market other	-	-	22,416
Equity	1,778	2,336	95,573
OTC options	495	1,118	34,140
OTC other	83	90	8,158
Organized market options	1,200	1,129	48,644
Organized market other	-	-	4,631
Foreign exchange and gold	10,371	10,729	380,404
OTC options	245	258	24,447
OTC other	10,092	10,430	348,857
Organized market options	-	3	104
Organized market other	34	37	6,997
Credit	489	517	30,181
Credit default swap	480	507	27,942
Credit spread option	-	-	200
Total return swap	9	9	2,039
Commodities	3	3	36
Other	18	38	561
DERIVATIVES	35,265	36,169	2,659,246
of which: OTC - credit institutions	21,016	22,804	898,209
of which: OTC - other financial corporations	8,695	9,207	1,548,919
of which: OTC - other	4,316	2,986	128,722

Derivatives by type of risk / by product or by type of market - December 2016 (Millions of Euros)
	Assets	Liabilities	Notional amount - Total
Interest rate	25,770	25,322	1,556,150
OTC options	3,331	3,428	217,958
OTC other	22,339	21,792	1,296,183
Organized market options	1	-	1,311
Organized market other	100	102	40,698
Equity	2,032	2,252	90,655
OTC options	718	1,224	44,837
OTC other	109	91	5,312
Organized market options	1,205	937	36,795
Organized market other	-	-	3,712
Foreign exchange and gold	14,872	15,179	425,506
OTC options	417	539	27,583
OTC other	14,436	14,624	392,240
Organized market options	3	-	175
Organized market other	16	16	5,508
Credit	261	338	19,399
Credit default swap	246	230	15,788
Credit spread option	-	-	150
Total return swap	2	108	1,895
Other	14	-	1,565
Commodities	6	6	169
Other	13	22	1,065
DERIVATIVES	42,955	43,118	2,092,945
of which: OTC - credit institutions	26,438	28,005	806,096
of which: OTC - other financial corporations	8,786	9,362	1,023,174
of which: OTC - other	6,404	4,694	175,473